VGE-Q1

Quarterly Report
March 31, 2026
MFS®  Global Equity Series

MFS® Variable Insurance Trust

Portfolio of Investments
3/31/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 98.8%
Aerospace & Defense – 3.0%
Melrose Industries PLC	78,214	$526,846
MTU Aero Engines Holding AG	734	263,002
Rolls-Royce Holdings PLC	23,112	352,942
		$1,142,790
Alcoholic Beverages – 4.5%
Carlsberg A.S., “B”	1,690	$210,870
Davide Campari-Milano N.V.	65,284	464,965
Diageo PLC	19,244	357,559
Heineken N.V.	1,256	96,653
Pernod Ricard S.A.	7,506	560,241
		$1,690,288
Apparel, Footwear, & Accessories – 3.4%
Burberry Group PLC (a)	12,948	$189,454
Compagnie Financiere Richemont S.A.	2,246	400,221
Hermes International	57	108,864
LVMH Moet Hennessy Louis Vuitton SE	1,017	565,315
		$1,263,854
Auto & Auto Components – 0.6%
Aptiv PLC (a)	3,719	$217,562
Brokerage & Asset Managers – 3.1%
Charles Schwab Corp.	10,647	$1,000,605
Julius Baer Group Ltd.	2,302	169,631
		$1,170,236
Business Services – 4.8%
Accenture PLC, “A”	2,313	$458,645
Equifax, Inc.	755	135,953
Experian PLC	12,852	446,717
Intertek Group PLC	4,153	202,487
TransUnion	7,860	543,834
		$1,787,636
Chemicals – 5.6%
Air Liquide S.A.	1,776	$365,857
Air Products & Chemicals, Inc.	1,329	386,061
FUJIFILM Holdings Corp.	11,200	212,863
Linde PLC	1,261	625,153
Symrise AG	5,940	502,848
		$2,092,782
Conglomerates – 1.8%
Honeywell International, Inc.	3,062	$692,104
Construction – 1.8%
CRH PLC	3,419	$359,406
James Hardie Industries PLC (a)	17,579	332,946
		$692,352
Consumer Products – 2.3%
Haleon PLC	88,367	$437,206
International Flavors & Fragrances, Inc.	5,952	431,818
		$869,024

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Diversified Financial Services – 5.4%
Deutsche Boerse AG	1,167	$339,289
London Stock Exchange Group PLC	3,889	459,625
Visa, Inc., “A”	4,072	1,230,721
		$2,029,635
Electrical Equipment – 5.2%
Amphenol Corp., “A”	2,974	$375,765
Legrand S.A.	3,731	576,532
Schneider Electric SE	3,445	946,238
Versigent PLC (a)	1,240	39,483
		$1,938,018
Energy - Independent – 0.6%
TotalEnergies SE	2,272	$209,781
Food & Drug Stores – 0.8%
Seven & I Holdings Co. Ltd.	23,600	$317,642
Global Systemically Important Banks – 3.5%
BNP Paribas S.A.	4,028	$383,711
Goldman Sachs Group, Inc.	318	269,025
UBS Group AG	17,178	668,121
		$1,320,857
Hardware, Peripherals, & Assembly – 3.4%
Amadeus IT Group S.A.	8,810	$500,807
Arista Networks, Inc. (a)	3,720	456,742
Samsung Electronics Co. Ltd.	2,904	326,206
		$1,283,755
Insurance – 4.0%
Aon PLC	1,250	$403,475
Beazley PLC	9,908	166,026
Willis Towers Watson PLC	3,153	916,577
		$1,486,078
Interactive Media Services – 3.5%
Alphabet, Inc., “A”	4,620	$1,328,527
Machinery & Tools – 0.9%
Carrier Global Corp.	5,773	$325,078
Medical Equipment – 11.8%
Abbott Laboratories	3,103	$318,585
Becton, Dickinson and Co.	4,606	724,201
Cooper Companies, Inc. (a)	6,282	449,163
Medtronic PLC	10,175	881,664
Olympus Corp.	25,000	238,010
STERIS PLC	1,805	399,140
Thermo Fisher Scientific, Inc.	1,676	823,804
Waters Corp. (a)	2,027	603,641
		$4,438,208
Non-Global Systemically Important Banks – 3.2%
American Express Co.	1,725	$521,778
Erste Group Bank AG (a)	2,080	224,756
Grupo Financiero Banorte S.A. de C.V.	11,557	128,176

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Non-Global Systemically Important Banks – continued
National Bank of Greece S.A.	20,634	$319,809
		$1,194,519
Pharmaceuticals & Biotechnology – 3.4%
Gilead Sciences, Inc.	2,440	$340,063
Merck KGaA	4,129	512,778
Roche Holding AG	1,051	415,004
		$1,267,845
Retail & E-commerce – 4.0%
Amazon.com, Inc. (a)	7,117	$1,482,258
Semiconductor & Electronic Components – 4.7%
Broadcom, Inc.	2,878	$890,770
Hoya Corp.	1,500	258,744
Microchip Technology, Inc.	2,292	148,086
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,410	476,509
		$1,774,109
Software – 7.3%
Check Point Software Technologies Ltd. (a)	2,138	$305,413
Dassault Systemes SE	15,731	320,282
Microsoft Corp.	4,402	1,629,488
Sage Group PLC	34,838	389,095
Salesforce, Inc.	590	110,135
		$2,754,413
Telecom - Infrastructure – 1.0%
Cellnex Telecom S.A.	11,224	$364,415
Transportation & Logistics – 3.6%
Canadian National Railway Co.	2,841	$291,969
Canadian Pacific Kansas City Ltd.	8,007	629,831
Union Pacific Corp.	1,800	436,716
		$1,358,516
Travel, Gaming, & Lodging – 1.6%
Aena SME S.A.	11,218	$334,019
Marriott International, Inc., “A”	479	156,666
Whitbread PLC	3,650	110,923
		$601,608
Total Common Stocks		$37,093,890
Mutual Funds (h) – 1.1%
Money Market Funds – 1.1%
MFS Institutional Money Market Portfolio, 3.71% (v)	399,602	$399,602

Other Assets, Less Liabilities – 0.1%		46,230
Net Assets – 100.0%		$37,539,722

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $399,602 and
$37,093,890, respectively.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/26 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2026 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$20,112,692	$—	$—	$20,112,692
France	—	4,036,821	—	4,036,821
United Kingdom	714,155	2,924,725	—	3,638,880
Switzerland	—	1,652,977	—	1,652,977
Germany	765,850	852,067	—	1,617,917
Spain	—	1,199,241	—	1,199,241
Japan	—	1,027,259	—	1,027,259
Canada	921,800	—	—	921,800
Taiwan	476,509	—	—	476,509
Other Countries	766,535	1,643,259	—	2,409,794
Investment Companies	399,602	—	—	399,602
Total	$24,157,143	$13,336,349	$—	$37,493,492
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the period ended March 31, 2026:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$603	$3,562,053	$3,163,009	$(45)	$—	$399,602

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$4,507	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2026, are as follows:
United States	54.7%
France	10.8%
United Kingdom	9.7%
Switzerland	4.4%
Germany	4.3%
Spain	3.2%
Japan	2.7%
Canada	2.5%
Taiwan	1.3%
Other Countries	6.4%